Stock Based Compensation - Summary of Outstanding Restricted Stock Units (Detail) - 2021 Plan - Unvested restricted stock units - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Number of Shares
Beginning balance (in shares)	11,643,000	0
Granted (in shares)	0	12,758,000
Vested (in shares)	(32,000)	(115,000)
Canceled (in shares)	(811,000)	(1,000,000)
Ending balance (in shares)	10,800,000	11,643,000
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 6.14	$ 0
Granted (in dollars per share)	0	6.15
Vested (in dollars per share)	7.81	7.39
Canceled (in dollars per share)	6.28	6.12
Ending balance (in dollars per share)	$ 6.12	$ 6.14